Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions and Divestitures [Abstract]
Fair value of assets acquired and liabilities assumed

	Undisclosed Seller Acquisition	Goodrich Acquisition
Recognized amounts of identifiable assets acquired and liabilities assumed:
Oil and gas properties	$36,865	$91,187
Prepaid expenses and other current assets	—	425
Revenues payable	—	(875)
Asset retirement obligations	(321)	(161)
Accrued liabilities	(83)	(153)

Total identifiable net assets	$36,461	$90,423

Recognized amounts of identifiable assets acquired and liabilities assumed:
Oil and gas properties	$307,185
Other property and equipment	1,046
Suspense liabilities assumed	(1,659)
Environmental liabilities assumed	(968)
Asset retirement obligations	(3,653)

Total identifiable net assets	$301,951

Oil and gas properties	$15,397
Prepaid assets	450
Assumed liabilities	(1,728)

Net purchase price	$14,119

Supplemental Pro Forma Information

	For the Year Ended December 31,
	2012	2011
	(In thousands, except per unit amounts)
Revenues	$194,968	$210,808
Net income	47,024	154,836
Basic and diluted earnings per unit	0.37	0.33

	For the Year Ended December 31,
	2011	2010
	(In thousands)
BP and Carthage Properties:
Revenues	$194,457	$172,674
Net income	81,010	34,755

For the Year Ended December 31,
2010
(In thousands)
Forest Oil Properties:
Revenues	$100,771
Net income	7,460